Prepaid expenses and other assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
Prepaid interest	$ 9,614
Prepaid insurance	3,214	$ 330
Sales tax receivable	419	468
Prepaid land lease and advance	12	11
Total Current	13,259	809
Prepaid land lease and advance	204	92
Total prepaid expenses and other assets	$ 13,463	$ 901
Interest withheld in advance on export prepayment agreement period	12 months